NOTES PAYABLE	12 Months Ended
Dec. 31, 2016
Notes Payable - Related Parties
Notes Payable - Related Parties
NOTE 6 – NOTES PAYABLE

During the year ended December 31, 2015, the Company did not have any notes payable.

The Company's Executive Vice President of Finance loaned $415 to the Company. The loan is non-interest bearing with no set terms of repayment. The loan is outstanding as of December 31, 2016.

During the year ended December 31, 2016, the Company incurred the following notes payable:

During the 12 months ended December 31, 2016, the Company held notes payable with two stockholders in the amount of $10,000 each, which bear interest at the rate of 12% per annum and mature March 31, 2018. One note payable with a stockholder in the amount of $10,000 was paid in full along with $1,200 in accrued interest during the year ended December 31, 2016.

The Company has a revolving credit card with BB&T Financial with an outstanding balance of $14,633 as of December 31, 2016 with a credit limit of $60,000 and a current APR of 25.4%. And a revolving credit card with Comerica Bank with an outstanding balance of $180 as of December 31, 2016 with a credit limit of $11,000 with a current APR of 0%.